Gross Unrealized Losses and Fair Value in Continuous Loss Position (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	$ 23,955,743	$ 8,636,581
Less Than Twelve Months, Gross Unrealized Losses	(258,237)	(61,393)
Twelve Months or More, Fair Value		623,455
Twelve Months or More, Gross Unrealized Losses		(2,068)
Fair Value	23,955,743	9,260,036
Gross Unrealized Losses	(258,237)	(63,461)
U.S. government and agencies | Unsecured Debt
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	545,291	1,491,864
Less Than Twelve Months, Gross Unrealized Losses	(10,556)	(8,137)
Fair Value	545,291	1,491,864
Gross Unrealized Losses	(10,556)	(8,137)
Mortgage-backed securities (government-sponsored enterprises - residential)
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	16,172,999	4,910,314
Less Than Twelve Months, Gross Unrealized Losses	(95,319)	(18,488)
Twelve Months or More, Fair Value		623,455
Twelve Months or More, Gross Unrealized Losses		(2,068)
Fair Value	16,172,999	5,533,769
Gross Unrealized Losses	(95,319)	(20,556)
Municipal bonds | Unsecured Debt
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	7,237,453	2,234,403
Less Than Twelve Months, Gross Unrealized Losses	(152,362)	(34,768)
Fair Value	7,237,453	2,234,403
Gross Unrealized Losses	$ (152,362)	$ (34,768)